VARIABLE INTEREST ENTITIES (Details)	1 Months Ended
Nov. 30, 2024
LRE Management Co., Ltd. (Formerly Sojiya Japan Co., Ltd.) | CEO
VARIABLE INTEREST ENTITIES
Ownership Transferred, Percentage	50.00%